Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 23, 2012
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000939934
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2012